COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
                                  (the "International Fund")
                       Supplement to the Prospectuses dated May 1, 2005


     The section entitled TRUST MANAGEMENT ORGANIZATIONS: PORTFOLIO MANAGERS is replaced in its entirety for the International Fund:

     FRED COPPER, a portfolio manager of Columbia Management Advisors, LLC ("Columbia Advisors"), is the lead manager for the International Fund and has co-managed the International Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to October, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005 and an assistant vice president with Wellington Management Company, LLP from July, 1998 to February, 2001.

     PENELOPE L. BURGESS, a vice president of Columbia Advisors, is a co-manager for the International Fund and has co-managed the International Fund since July, 2004. Ms. Burgess has been associated with Columbia Advisors or its predecessors since 1993.

     DEBORAH F. SNEE, a vice president of Columbia Advisors, is a co-manager for the International Fund and has co-managed the International Fund since July, 2004. Ms. Snee has been associated with Columbia Advisors or its predecessors since 1999.

                                                               October 11, 2005

                     COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
                            (the "International Fund")
                SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                 DATED MAY 1, 2005

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section "More Facts About the Trust: Portfolio Managers" and replaces similar information for the International Fund:

------------------------------ ------------------------------ ------------------------------- -------------------------------

                                   Other SEC-registered
                               open-end and closed-end funds     Other pooled investment
      Portfolio Manager                                                  vehicles                     Other accounts
------------------------------ ------------------------------ ------------------------------- -------------------------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
                                  Number of        Assets        Number of         Assets        Number of         Assets
                                  accounts                       accounts                        accounts
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Penelope Burgess*                    5            $1.918            2          $540 million         10        $350.3 million
                                                  billion
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Fred Copper**                        0              N/A             0              N/A              3            $100,000
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Deborah Snee*                        5            $1.918            2          $540 million         10        $350.3 million
                                                  billion
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------

2. The following language is added to the chart following the heading "Ownership of Securities" in the section "More Facts
         About the Trust: Portfolio Managers" and replaces similar information for the International Fund:

------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Penelope Burgess*                                                         $10,001-$50,000
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Fred Copper**                                                                    $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Deborah Snee*                                                                $1-$10,000
------------------------------------------------------- -----------------------------------------------------

3. The following language is added to the chart following the heading "Compensation" in the section "More Facts About the
         Trust: Portfolio Managers" and replaces similar information for the International Fund:

------------------------------ --------------------------------------- --------------------------------------
      Portfolio Manager                Performance Benchmark                        Peer Group

------------------------------ --------------------------------------- --------------------------------------
------------------------------ --------------------------------------- --------------------------------------
Penelope Burgess                Morgan Stanley Capital International     Morningstar Foreign Stock Category
                                 Europe, Australasia, Far East Index
                                          (MSCI EAFE Index)
------------------------------ --------------------------------------- --------------------------------------
------------------------------ --------------------------------------- --------------------------------------
Fred Copper                     Morgan Stanley Capital International     Morningstar Foreign Stock Category
                                 Europe, Australasia, Far East Index
                                          (MSCI EAFE Index)
------------------------------ --------------------------------------- --------------------------------------
------------------------------ --------------------------------------- --------------------------------------
Deborah Snee                    Morgan Stanley Capital International     Morningstar Foreign Stock Category
                                 Europe, Australasia, Far East Index
                                          (MSCI EAFE Index)
------------------------------ --------------------------------------- --------------------------------------

* Information provided as of the International Fund's fiscal year end, December 31, 2004.
**  Information provided as of September 30, 2005.
                                                               October 11, 2005